Non-interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees and commissions receivable
Payment Services	£ 593	£ 613	£ 640
Credit and debit card fees	475	466	430
Lending (credit facilities)	537	517	441
Brokerage	52	46	30
Investment management	218	172	227
Trade finance	136	19	22
Other	43	57	110
Total fee and commission income	2,054	1,890	1,900
Fees and commissions payable	(499)	(444)	(473)
Income from trading activities
Foreign exchange	40	(155)	56
Interest rate	(38)	(286)	(112)
Credit	22	16	(14)
Equities and other	1		(3)
Total trading income (expense)	25	(425)	(73)
Operating lease and other rental income	248	15	1
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss and related derivatives	2	(4)	34
Changes in the fair value of investment properties	(18)	1	9
Profit on sale of securities	440	25	3
Profit on sale of property, plant and equipment	68	4	4
Profit/(loss) on sale of subsidiaries and associates	285	189	(84)
Profit/(loss) on disposal or settlement of loans and receivables	54	5	(98)
Dividend income	1	1	41
Share of profits of associated entities		1
Other income	6	9	(177)
Other operating income	1,086	£ 246	£ (267)
Profit on sale of securities in RBSI	£ 444